Financial Risk Management (Details) - Schedule of Assumptions and Scenarios	12 Months Ended
Jun. 30, 2023 $ / shares
Maturity Date [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Oct. 16, 2023
Probable scenario	$ 142.72
Devaluation in reais R$ Scenario I - 25%	107.04
Devaluation in reais R$ Scenario II - 50%	71.36
Appreciation in Reais R$ Scenario III + 25%	178.4
Appreciation in Reais R$ Scenario IV+ 50%	$ 214.08
Maturity Date One [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Dec. 12, 2023
Probable scenario	$ 143.09
Devaluation in reais R$ Scenario I - 25%	107.32
Devaluation in reais R$ Scenario II - 50%	71.55
Appreciation in Reais R$ Scenario III + 25%	178.86
Appreciation in Reais R$ Scenario IV+ 50%	$ 214.64
Maturity Date Two [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Dec. 29, 2023
Probable scenario	$ 140.89
Devaluation in reais R$ Scenario I - 25%	105.67
Devaluation in reais R$ Scenario II - 50%	70.45
Appreciation in Reais R$ Scenario III + 25%	176.11
Appreciation in Reais R$ Scenario IV+ 50%	$ 211.34
Maturity Date Three [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Apr. 26, 2024
Probable scenario	$ 139.67
Devaluation in reais R$ Scenario I - 25%	104.75
Devaluation in reais R$ Scenario II - 50%	69.84
Appreciation in Reais R$ Scenario III + 25%	174.59
Appreciation in Reais R$ Scenario IV+ 50%	$ 209.51
Maturity Date Four [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Apr. 28, 2024
Probable scenario	$ 140.89
Devaluation in reais R$ Scenario I - 25%	105.67
Devaluation in reais R$ Scenario II - 50%	70.45
Appreciation in Reais R$ Scenario III + 25%	176.11
Appreciation in Reais R$ Scenario IV+ 50%	$ 211.34
Maturity Date Five [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Apr. 30, 2024
Probable scenario	$ 139.67
Devaluation in reais R$ Scenario I - 25%	104.75
Devaluation in reais R$ Scenario II - 50%	69.84
Appreciation in Reais R$ Scenario III + 25%	174.59
Appreciation in Reais R$ Scenario IV+ 50%	$ 209.51
Maturity Date Six [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Jun. 13, 2024
Probable scenario	$ 138.95
Devaluation in reais R$ Scenario I - 25%	104.21
Devaluation in reais R$ Scenario II - 50%	69.48
Appreciation in Reais R$ Scenario III + 25%	173.69
Appreciation in Reais R$ Scenario IV+ 50%	$ 208.43
Maturity Date Seven [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Jun. 30, 2024
Probable scenario	$ 138.95
Devaluation in reais R$ Scenario I - 25%	104.21
Devaluation in reais R$ Scenario II - 50%	69.48
Appreciation in Reais R$ Scenario III + 25%	176.69
Appreciation in Reais R$ Scenario IV+ 50%	$ 208.43
Maturity Date Eight [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 10, 2023
Probable scenario	$ 128.08
Devaluation in reais R$ Scenario I - 25%	96.06
Devaluation in reais R$ Scenario II - 50%	64.04
Appreciation in Reais R$ Scenario III + 25%	160.1
Appreciation in Reais R$ Scenario IV+ 50%	$ 192.12
Maturity Date Ten [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 14, 2023
Probable scenario	$ 128.08
Devaluation in reais R$ Scenario I - 25%	96.06
Devaluation in reais R$ Scenario II - 50%	64.04
Appreciation in Reais R$ Scenario III + 25%	160.1
Appreciation in Reais R$ Scenario IV+ 50%	$ 192.12
Maturity Date Eleven [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 23, 2023
Probable scenario	$ 128.08
Devaluation in reais R$ Scenario I - 25%	96.06
Devaluation in reais R$ Scenario II - 50%	64.04
Appreciation in Reais R$ Scenario III + 25%	160.1
Appreciation in Reais R$ Scenario IV+ 50%	$ 192.12
Maturity Date Twelve [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 24, 2023
Probable scenario	$ 128.08
Devaluation in reais R$ Scenario I - 25%	96.06
Devaluation in reais R$ Scenario II - 50%	64.04
Appreciation in Reais R$ Scenario III + 25%	160.1
Appreciation in Reais R$ Scenario IV+ 50%	$ 192.12
Maturity Date Thirteen [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 08, 2024
Probable scenario	$ 128.08
Devaluation in reais R$ Scenario I - 25%	96.06
Devaluation in reais R$ Scenario II - 50%	64.04
Appreciation in Reais R$ Scenario III + 25%	160.1
Appreciation in Reais R$ Scenario IV+ 50%	$ 192.12
Maturity date Fifteen [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Aug. 23, 2023
Probable scenario	$ 55.61
Devaluation in reais R$ Scenario I - 25%	41.71
Devaluation in reais R$ Scenario II - 50%	27.81
Appreciation in Reais R$ Scenario III + 25%	69.51
Appreciation in Reais R$ Scenario IV+ 50%	$ 83.42
Maturity Date Sixteen [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Aug. 25, 2023
Probable scenario	$ 55.61
Devaluation in reais R$ Scenario I - 25%	41.71
Devaluation in reais R$ Scenario II - 50%	27.81
Appreciation in Reais R$ Scenario III + 25%	69.51
Appreciation in Reais R$ Scenario IV+ 50%	$ 83.42
Maturity Date Seventeen [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Aug. 30, 2023
Probable scenario	$ 55.61
Devaluation in reais R$ Scenario I - 25%	41.71
Devaluation in reais R$ Scenario II - 50%	27.81
Appreciation in Reais R$ Scenario III + 25%	69.51
Appreciation in Reais R$ Scenario IV+ 50%	$ 83.42
Maturity Date Eighteen [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Sep. 15, 2023
Probable scenario	$ 55.13
Devaluation in reais R$ Scenario I - 25%	41.35
Devaluation in reais R$ Scenario II - 50%	27.57
Appreciation in Reais R$ Scenario III + 25%	68.91
Appreciation in Reais R$ Scenario IV+ 50%	$ 82.7
Maturity Date Nineteen [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Sep. 15, 2024
Probable scenario	$ 60.75
Devaluation in reais R$ Scenario I - 25%	45.56
Devaluation in reais R$ Scenario II - 50%	30.38
Appreciation in Reais R$ Scenario III + 25%	75.94
Appreciation in Reais R$ Scenario IV+ 50%	$ 91.13
Maturity Date Twenty One [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Nov. 03, 2023
Probable scenario	$ 2,560
Devaluation in reais R$ Scenario I - 25%	1,920
Devaluation in reais R$ Scenario II - 50%	1,280
Appreciation in Reais R$ Scenario III + 25%	3,200
Appreciation in Reais R$ Scenario IV+ 50%	$ 3,840
Maturity Date Twenty Two [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Dec. 04, 2023
Probable scenario	$ 2,575
Devaluation in reais R$ Scenario I - 25%	1,931.25
Devaluation in reais R$ Scenario II - 50%	1,287.5
Appreciation in Reais R$ Scenario III + 25%	3,218.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 3,862.5
Maturity Date Twenty Three [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Jan. 03, 2024
Probable scenario	$ 2,518.5
Devaluation in reais R$ Scenario I - 25%	1,888.88
Devaluation in reais R$ Scenario II - 50%	1,259.25
Appreciation in Reais R$ Scenario III + 25%	3,148.13
Appreciation in Reais R$ Scenario IV+ 50%	$ 3,777.75
Maturity Date Twenty Four [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Feb. 02, 2024
Probable scenario	$ 2,550
Devaluation in reais R$ Scenario I - 25%	1,912.5
Devaluation in reais R$ Scenario II - 50%	1,275
Appreciation in Reais R$ Scenario III + 25%	3,187.5
Appreciation in Reais R$ Scenario IV+ 50%	$ 3,825
Maturity Date Twenty Five [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Mar. 04, 2024
Probable scenario	$ 2,530
Devaluation in reais R$ Scenario I - 25%	1,897.5
Devaluation in reais R$ Scenario II - 50%	1,265
Appreciation in Reais R$ Scenario III + 25%	3,162.5
Appreciation in Reais R$ Scenario IV+ 50%	$ 3,795
Maturity Date Twenty Six [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Apr. 02, 2024
Probable scenario	$ 2,540
Devaluation in reais R$ Scenario I - 25%	1,905
Devaluation in reais R$ Scenario II - 50%	1,270
Appreciation in Reais R$ Scenario III + 25%	3,175
Appreciation in Reais R$ Scenario IV+ 50%	$ 3,810
Maturity Date Twenty Eight [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Sugarcane
Price	R$/lbs
Market	CBOT
Maturity	Feb. 04, 2024
Probable scenario	$ 1.16
Devaluation in reais R$ Scenario I - 25%	0.87
Devaluation in reais R$ Scenario II - 50%	0.58
Appreciation in Reais R$ Scenario III + 25%	1.45
Appreciation in Reais R$ Scenario IV+ 50%	$ 1.75
Maturity Date Thirty [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Fed cattle
Price	R$/bag
Market	CBOT
Maturity	Oct. 30, 2023
Probable scenario	$ 264.5
Devaluation in reais R$ Scenario I - 25%	198.38
Devaluation in reais R$ Scenario II - 50%	132.25
Appreciation in Reais R$ Scenario III + 25%	330.63
Appreciation in Reais R$ Scenario IV+ 50%	$ 396.75
Maturity Date Thirty Two [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Aug. 17, 2023
Probable scenario	$ 4.82
Devaluation in reais R$ Scenario I - 25%	3.61
Devaluation in reais R$ Scenario II - 50%	2.41
Appreciation in Reais R$ Scenario III + 25%	6.02
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.23
Maturity Date Thirty Three [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Jul. 28, 2023
Probable scenario	$ 4.82
Devaluation in reais R$ Scenario I - 25%	3.61
Devaluation in reais R$ Scenario II - 50%	2.41
Appreciation in Reais R$ Scenario III + 25%	6.02
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.23
Maturity Date Thirty Four [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Jul. 31, 2023
Probable scenario	$ 4.82
Devaluation in reais R$ Scenario I - 25%	3.61
Devaluation in reais R$ Scenario II - 50%	2.41
Appreciation in Reais R$ Scenario III + 25%	6.02
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.23
Maturity Date Thirty Five [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Sep. 04, 2023
Probable scenario	$ 4.85
Devaluation in reais R$ Scenario I - 25%	3.63
Devaluation in reais R$ Scenario II - 50%	2.42
Appreciation in Reais R$ Scenario III + 25%	6.06
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.27
Maturity Date Thirty Six [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Sep. 15, 2023
Probable scenario	$ 4.85
Devaluation in reais R$ Scenario I - 25%	3.64
Devaluation in reais R$ Scenario II - 50%	2.43
Appreciation in Reais R$ Scenario III + 25%	6.07
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.28
Maturity Date Thirty Seven [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Oct. 02, 2023
Probable scenario	$ 4.87
Devaluation in reais R$ Scenario I - 25%	3.65
Devaluation in reais R$ Scenario II - 50%	2.43
Appreciation in Reais R$ Scenario III + 25%	6.08
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.3
Maturity Date Thirty Eight [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Oct. 10, 2023
Probable scenario	$ 4.87
Devaluation in reais R$ Scenario I - 25%	3.65
Devaluation in reais R$ Scenario II - 50%	2.44
Appreciation in Reais R$ Scenario III + 25%	6.09
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.31
Maturity Date Thirty Nine [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Oct. 16, 2023
Probable scenario	$ 4.88
Devaluation in reais R$ Scenario I - 25%	3.66
Devaluation in reais R$ Scenario II - 50%	2.44
Appreciation in Reais R$ Scenario III + 25%	6.09
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.31
Maturity Date Fourty [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Oct. 30, 2023
Probable scenario	$ 4.89
Devaluation in reais R$ Scenario I - 25%	3.66
Devaluation in reais R$ Scenario II - 50%	2.44
Appreciation in Reais R$ Scenario III + 25%	6.11
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.33
Maturity Date Fourty One [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Oct. 31, 2023
Probable scenario	$ 4.89
Devaluation in reais R$ Scenario I - 25%	3.66
Devaluation in reais R$ Scenario II - 50%	2.44
Appreciation in Reais R$ Scenario III + 25%	6.11
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.33
Maturity Date Fourty Two [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Nov. 30, 2023
Probable scenario	$ 4.9
Devaluation in reais R$ Scenario I - 25%	3.68
Devaluation in reais R$ Scenario II - 50%	2.45
Appreciation in Reais R$ Scenario III + 25%	6.13
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.36
Maturity Date Fourty Three [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	May 29, 2024
Probable scenario	$ 4.99
Devaluation in reais R$ Scenario I - 25%	3.75
Devaluation in reais R$ Scenario II - 50%	2.5
Appreciation in Reais R$ Scenario III + 25%	6.24
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.49
Maturity Date Fourty four [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Jun. 27, 2024
Probable scenario	$ 5.01
Devaluation in reais R$ Scenario I - 25%	3.76
Devaluation in reais R$ Scenario II - 50%	2.5
Appreciation in Reais R$ Scenario III + 25%	6.26
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.51
Maturity Date Fourty five [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Jun. 28, 2024
Probable scenario	$ 5.01
Devaluation in reais R$ Scenario I - 25%	3.76
Devaluation in reais R$ Scenario II - 50%	2.5
Appreciation in Reais R$ Scenario III + 25%	6.26
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.51
Maturity Date Fourty six [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Nov. 25, 2024
Probable scenario	$ 5.08
Devaluation in reais R$ Scenario I - 25%	3.81
Devaluation in reais R$ Scenario II - 50%	2.54
Appreciation in Reais R$ Scenario III + 25%	6.35
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.62
Maturity Date Fourty eight [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Interest
Maturity	Aug. 15, 2023
Probable scenario	13.55%
Devaluation in reais R$ Scenario I - 25%	10.16%
Devaluation in reais R$ Scenario II - 50%	6.78%
Appreciation in Reais R$ Scenario III + 25%	16.94%
Appreciation in Reais R$ Scenario IV+ 50%	20.33%
Maturity Date Fourty Nine [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Interest
Maturity	Apr. 17, 2028
Probable scenario	10.36%
Devaluation in reais R$ Scenario I - 25%	7.77%
Devaluation in reais R$ Scenario II - 50%	5.18%
Appreciation in Reais R$ Scenario III + 25%	12.95%
Appreciation in Reais R$ Scenario IV+ 50%	15.54%
Maturity Date Fifty [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Feb. 14, 2023
Probable scenario	$ 167.84
Devaluation in reais R$ Scenario I - 25%	125.88
Devaluation in reais R$ Scenario II - 50%	83.92
Appreciation in Reais R$ Scenario III + 25%	209.8
Appreciation in Reais R$ Scenario IV+ 50%	$ 251.76
Maturity Date Fifty one [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Feb. 24, 2023
Probable scenario	$ 167.84
Devaluation in reais R$ Scenario I - 25%	125.88
Devaluation in reais R$ Scenario II - 50%	83.92
Appreciation in Reais R$ Scenario III + 25%	209.8
Appreciation in Reais R$ Scenario IV+ 50%	$ 251.76
Maturity Date Fifty two [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Feb. 27, 2023
Probable scenario	$ 167.84
Devaluation in reais R$ Scenario I - 25%	125.88
Devaluation in reais R$ Scenario II - 50%	83.92
Appreciation in Reais R$ Scenario III + 25%	209.8
Appreciation in Reais R$ Scenario IV+ 50%	$ 251.76
Maturity Date Fifty three [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Feb. 28, 2023
Probable scenario	$ 167.84
Devaluation in reais R$ Scenario I - 25%	125.88
Devaluation in reais R$ Scenario II - 50%	83.92
Appreciation in Reais R$ Scenario III + 25%	209.8
Appreciation in Reais R$ Scenario IV+ 50%	$ 251.76
Maturity Date Fifty four [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Jun. 30, 2023
Probable scenario	$ 166.88
Devaluation in reais R$ Scenario I - 25%	125.16
Devaluation in reais R$ Scenario II - 50%	83.44
Appreciation in Reais R$ Scenario III + 25%	208.6
Appreciation in Reais R$ Scenario IV+ 50%	$ 250.32
Maturity Date Fifty five [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Soybean
Price	R$/bag
Market	CBOT
Maturity	Apr. 28, 2023
Probable scenario	$ 167.49
Devaluation in reais R$ Scenario I - 25%	125.62
Devaluation in reais R$ Scenario II - 50%	83.75
Appreciation in Reais R$ Scenario III + 25%	209.36
Appreciation in Reais R$ Scenario IV+ 50%	$ 251.24
Maturity Date Fifty seven [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 11, 2022
Probable scenario	$ 171.19
Devaluation in reais R$ Scenario I - 25%	128.39
Devaluation in reais R$ Scenario II - 50%	85.6
Appreciation in Reais R$ Scenario III + 25%	213.99
Appreciation in Reais R$ Scenario IV+ 50%	$ 256.79
Maturity Date Fifty Eight [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 16, 2022
Probable scenario	$ 171.19
Devaluation in reais R$ Scenario I - 25%	128.39
Devaluation in reais R$ Scenario II - 50%	85.6
Appreciation in Reais R$ Scenario III + 25%	213.99
Appreciation in Reais R$ Scenario IV+ 50%	$ 256.79
Maturity Date Fifty Nine [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Cotton
Price	R$/arroba
Market	CBOT
Maturity	Nov. 14, 2023
Probable scenario	$ 143.34
Devaluation in reais R$ Scenario I - 25%	107.51
Devaluation in reais R$ Scenario II - 50%	71.67
Appreciation in Reais R$ Scenario III + 25%	179.18
Appreciation in Reais R$ Scenario IV+ 50%	$ 215.01
Maturity Date Sixty one [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Sep. 15, 2022
Probable scenario	$ 87.1
Devaluation in reais R$ Scenario I - 25%	65.33
Devaluation in reais R$ Scenario II - 50%	43.55
Appreciation in Reais R$ Scenario III + 25%	108.88
Appreciation in Reais R$ Scenario IV+ 50%	$ 130.65
Maturity Date Sixty two [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Sep. 19, 2022
Probable scenario	$ 87.1
Devaluation in reais R$ Scenario I - 25%	65.33
Devaluation in reais R$ Scenario II - 50%	43.55
Appreciation in Reais R$ Scenario III + 25%	108.88
Appreciation in Reais R$ Scenario IV+ 50%	$ 130.65
Maturity Date sixty three [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Mar. 15, 2023
Probable scenario	$ 94.63
Devaluation in reais R$ Scenario I - 25%	70.97
Devaluation in reais R$ Scenario II - 50%	47.32
Appreciation in Reais R$ Scenario III + 25%	118.29
Appreciation in Reais R$ Scenario IV+ 50%	$ 141.95
Maturity Date sixty Four [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Corn
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Sep. 15, 2023
Probable scenario	$ 86.96
Devaluation in reais R$ Scenario I - 25%	65.22
Devaluation in reais R$ Scenario II - 50%	43.48
Appreciation in Reais R$ Scenario III + 25%	108.7
Appreciation in Reais R$ Scenario IV+ 50%	$ 130.44
Maturity Date sixty six [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Jul. 05, 2022
Probable scenario	$ 3,080
Devaluation in reais R$ Scenario I - 25%	2,310
Devaluation in reais R$ Scenario II - 50%	1,540
Appreciation in Reais R$ Scenario III + 25%	3,850
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,620
Maturity Date sixty seven [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Aug. 02, 2022
Probable scenario	$ 2,900
Devaluation in reais R$ Scenario I - 25%	2,175
Devaluation in reais R$ Scenario II - 50%	1,450
Appreciation in Reais R$ Scenario III + 25%	3,625
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,350
Maturity Date Sixty Eight [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Sep. 02, 2022
Probable scenario	$ 2,880
Devaluation in reais R$ Scenario I - 25%	2,160
Devaluation in reais R$ Scenario II - 50%	1,440
Appreciation in Reais R$ Scenario III + 25%	3,600
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,320
Maturity Date Sixty Nine [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Oct. 04, 2022
Probable scenario	$ 2,875
Devaluation in reais R$ Scenario I - 25%	2,156.25
Devaluation in reais R$ Scenario II - 50%	1,437.5
Appreciation in Reais R$ Scenario III + 25%	3,593.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,312.5
Maturity Date Seventy [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Nov. 03, 2022
Probable scenario	$ 2,925
Devaluation in reais R$ Scenario I - 25%	2,193.75
Devaluation in reais R$ Scenario II - 50%	1,462.5
Appreciation in Reais R$ Scenario III + 25%	3,656.25
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,387.5
Maturity Date Seventy One [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Dec. 02, 2022
Probable scenario	$ 3,015
Devaluation in reais R$ Scenario I - 25%	2,261.25
Devaluation in reais R$ Scenario II - 50%	1,507.5
Appreciation in Reais R$ Scenario III + 25%	3,768.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,522.5
Maturity Date Seventy Two [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Jan. 04, 2023
Probable scenario	$ 3,120
Devaluation in reais R$ Scenario I - 25%	2,340
Devaluation in reais R$ Scenario II - 50%	1,560
Appreciation in Reais R$ Scenario III + 25%	3,900
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,680
Maturity Date Seventy Three [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Feb. 03, 2023
Probable scenario	$ 3,200
Devaluation in reais R$ Scenario I - 25%	2,400
Devaluation in reais R$ Scenario II - 50%	1,600
Appreciation in Reais R$ Scenario III + 25%	4,000
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,800
Maturity Date Seventy Four [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Mar. 03, 2023
Probable scenario	$ 3,200
Devaluation in reais R$ Scenario I - 25%	2,400
Devaluation in reais R$ Scenario II - 50%	1,600
Appreciation in Reais R$ Scenario III + 25%	4,000
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,800
Maturity Date Seventy Five [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	CBOT
Maturity	Apr. 05, 2023
Probable scenario	$ 3,150
Devaluation in reais R$ Scenario I - 25%	2,362.5
Devaluation in reais R$ Scenario II - 50%	1,575
Appreciation in Reais R$ Scenario III + 25%	3,937.5
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,725
Maturity Date Seventy Six [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Jul. 05, 2022
Probable scenario	$ 3,080
Devaluation in reais R$ Scenario I - 25%	2,310
Devaluation in reais R$ Scenario II - 50%	1,540
Appreciation in Reais R$ Scenario III + 25%	3,850
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,620
Maturity Date Seventy Seven [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Aug. 02, 2022
Probable scenario	$ 2,900
Devaluation in reais R$ Scenario I - 25%	2,175
Devaluation in reais R$ Scenario II - 50%	1,450
Appreciation in Reais R$ Scenario III + 25%	3,625
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,350
Maturity Date Seventy Eight [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Sep. 02, 2022
Probable scenario	$ 2,880
Devaluation in reais R$ Scenario I - 25%	2,160
Devaluation in reais R$ Scenario II - 50%	1,440
Appreciation in Reais R$ Scenario III + 25%	3,600
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,320
Maturity Date Seventy Nine [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Sep. 05, 2022
Probable scenario	$ 2,880
Devaluation in reais R$ Scenario I - 25%	2,160
Devaluation in reais R$ Scenario II - 50%	1,440
Appreciation in Reais R$ Scenario III + 25%	3,600
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,320
Maturity Date Eighty [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Oct. 04, 2022
Probable scenario	$ 2,875
Devaluation in reais R$ Scenario I - 25%	2,156.25
Devaluation in reais R$ Scenario II - 50%	1,437.5
Appreciation in Reais R$ Scenario III + 25%	3,593.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,312.5
Maturity Date Eighty One [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Nov. 03, 2022
Probable scenario	$ 2,925
Devaluation in reais R$ Scenario I - 25%	2,193.75
Devaluation in reais R$ Scenario II - 50%	1,462.5
Appreciation in Reais R$ Scenario III + 25%	3,656.25
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,387.5
Maturity Date Eighty Two [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Dec. 02, 2022
Probable scenario	$ 3,015
Devaluation in reais R$ Scenario I - 25%	2,261.25
Devaluation in reais R$ Scenario II - 50%	1,507.5
Appreciation in Reais R$ Scenario III + 25%	3,768.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,522.5
Maturity Date Eighty Three [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Jan. 04, 2023
Probable scenario	$ 3,120
Devaluation in reais R$ Scenario I - 25%	2,340
Devaluation in reais R$ Scenario II - 50%	1,560
Appreciation in Reais R$ Scenario III + 25%	3,900
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,680
Maturity Date Eighty Four [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Jan. 31, 2023
Probable scenario	$ 3,200
Devaluation in reais R$ Scenario I - 25%	2,400
Devaluation in reais R$ Scenario II - 50%	1,600
Appreciation in Reais R$ Scenario III + 25%	4,000
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,800
Maturity Date Eighty Five [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Feb. 28, 2023
Probable scenario	$ 3,200
Devaluation in reais R$ Scenario I - 25%	2,400
Devaluation in reais R$ Scenario II - 50%	1,600
Appreciation in Reais R$ Scenario III + 25%	4,000
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,800
Maturity Date Eighty Six [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Ethanol
Price	R$/m3
Market	OTC/Stock Exchange
Maturity	Mar. 31, 2023
Probable scenario	$ 3,150
Devaluation in reais R$ Scenario I - 25%	2,362.5
Devaluation in reais R$ Scenario II - 50%	1,575
Appreciation in Reais R$ Scenario III + 25%	3,937.5
Appreciation in Reais R$ Scenario IV+ 50%	$ 4,725
Maturity Date Eighty Eight [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Fed cattle
Price	R$/bag
Market	OTC/Stock Exchange
Maturity	Oct. 31, 2022
Probable scenario	$ 334.85
Devaluation in reais R$ Scenario I - 25%	251.14
Devaluation in reais R$ Scenario II - 50%	167.43
Appreciation in Reais R$ Scenario III + 25%	418.56
Appreciation in Reais R$ Scenario IV+ 50%	$ 502.28
Maturity Date Ninety [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Jul. 26, 2022
Probable scenario	$ 5.26
Devaluation in reais R$ Scenario I - 25%	3.95
Devaluation in reais R$ Scenario II - 50%	2.63
Appreciation in Reais R$ Scenario III + 25%	6.58
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.89
Maturity Date Ninety One [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Jul. 28, 2022
Probable scenario	$ 5.27
Devaluation in reais R$ Scenario I - 25%	3.95
Devaluation in reais R$ Scenario II - 50%	2.63
Appreciation in Reais R$ Scenario III + 25%	6.58
Appreciation in Reais R$ Scenario IV+ 50%	$ 7.9
Maturity Date Ninety Two [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Oct. 31, 2022
Probable scenario	$ 5.4
Devaluation in reais R$ Scenario I - 25%	4.05
Devaluation in reais R$ Scenario II - 50%	2.7
Appreciation in Reais R$ Scenario III + 25%	6.75
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.09
Maturity Date Ninety Three [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Nov. 23, 2022
Probable scenario	$ 5.42
Devaluation in reais R$ Scenario I - 25%	4.07
Devaluation in reais R$ Scenario II - 50%	2.71
Appreciation in Reais R$ Scenario III + 25%	6.78
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.14
Maturity Date Ninety Four [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Jan. 30, 2023
Probable scenario	$ 5.52
Devaluation in reais R$ Scenario I - 25%	4.14
Devaluation in reais R$ Scenario II - 50%	2.76
Appreciation in Reais R$ Scenario III + 25%	6.9
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.28
Maturity Date Ninety Five [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	May 31, 2023
Probable scenario	$ 5.66
Devaluation in reais R$ Scenario I - 25%	4.25
Devaluation in reais R$ Scenario II - 50%	2.83
Appreciation in Reais R$ Scenario III + 25%	7.08
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.5
Maturity Date Ninety Six [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Jun. 30, 2023
Probable scenario	$ 5.7
Devaluation in reais R$ Scenario I - 25%	4.28
Devaluation in reais R$ Scenario II - 50%	2.85
Appreciation in Reais R$ Scenario III + 25%	7.13
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.55
Maturity Date Ninety Seven [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Jul. 31, 2023
Probable scenario	$ 5.74
Devaluation in reais R$ Scenario I - 25%	4.31
Devaluation in reais R$ Scenario II - 50%	2.87
Appreciation in Reais R$ Scenario III + 25%	7.18
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.61
Maturity Date Ninety Eight [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	USD
Maturity	Nov. 30, 2023
Probable scenario	$ 5.88
Devaluation in reais R$ Scenario I - 25%	4.41
Devaluation in reais R$ Scenario II - 50%	2.94
Appreciation in Reais R$ Scenario III + 25%	7.35
Appreciation in Reais R$ Scenario IV+ 50%	$ 8.82
Maturity Date Hundred [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Interest
Maturity	Aug. 15, 2023
Probable scenario	13.70%
Devaluation in reais R$ Scenario I - 25%	10.28%
Devaluation in reais R$ Scenario II - 50%	6.85%
Appreciation in Reais R$ Scenario III + 25%	17.13%
Appreciation in Reais R$ Scenario IV+ 50%	20.55%
Maturity Date Hundred and One [Member]
Financial Risk Management (Details) - Schedule of Assumptions and Scenarios [Line Items]
Product	Interest
Maturity	Apr. 17, 2028
Probable scenario	12.74%
Devaluation in reais R$ Scenario I - 25%	9.55%
Devaluation in reais R$ Scenario II - 50%	6.37%
Appreciation in Reais R$ Scenario III + 25%	15.92%
Appreciation in Reais R$ Scenario IV+ 50%	19.11%